Vanguard® FTSE Social Index Fund
Schedule of Investments (unaudited)
As of November 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Basic Materials (1.6%)
	Linde plc	235,997	75,080
	Air Products and Chemicals Inc.	100,967	29,022
	Newmont Corp.	367,436	20,180
	Dow Inc.	341,862	18,778
	International Flavors & Fragrances Inc.	113,642	16,157
	Fastenal Co.	262,954	15,559
	Nucor Corp.	133,969	14,236
	Albemarle Corp.	53,262	14,194
	LyondellBasell Industries NV Class A	119,995	10,455
	International Paper Co.	177,379	8,074
	Avery Dennison Corp.	37,840	7,760
	Celanese Corp. Class A	50,924	7,708
	Eastman Chemical Co.	62,500	6,518
	CF Industries Holdings Inc.	98,539	5,970
	FMC Corp.	59,110	5,922
	Steel Dynamics Inc.	89,400	5,346
	Westlake Chemical Corp.	14,600	1,357
*	Sylvamo Corp.	15,861	480
			262,796
Consumer Discretionary (17.7%)
*	Amazon.com Inc.	198,572	696,406
*	Tesla Inc.	364,724	417,521
	Home Depot Inc.	486,441	194,873
*	Netflix Inc.	197,623	126,854
*	Walt Disney Co.	830,709	120,370
	Costco Wholesale Corp.	202,165	109,044
	NIKE Inc. Class B	566,947	95,950
	McDonald's Corp.	341,776	83,598
	Lowe's Cos. Inc.	323,584	79,145
	Starbucks Corp.	539,536	59,155
	Target Corp.	227,431	55,457
*	Booking Holdings Inc.	18,781	39,475
	TJX Cos. Inc.	552,528	38,345
	Estee Lauder Cos. Inc. Class A	104,662	34,755
	Ford Motor Co.	1,791,566	34,380
*	Uber Technologies Inc.	737,075	28,009
*	MercadoLibre Inc.	21,279	25,288
	Dollar General Corp.	107,807	23,858
*	Lululemon Athletica Inc.	52,041	23,648
*	Chipotle Mexican Grill Inc. Class A	12,797	21,031
	Activision Blizzard Inc.	351,943	20,624
	eBay Inc.	297,765	20,087

		Shares	Market Value ($000)
*	O'Reilly Automotive Inc.	31,274	19,958
*	Aptiv plc	123,674	19,831
*	AutoZone Inc.	9,804	17,815
	Ross Stores Inc.	160,794	17,541
	Yum! Brands Inc.	136,375	16,752
	Electronic Arts Inc.	129,372	16,071
*	Etsy Inc.	58,144	15,965
*	Spotify Technology SA	62,458	14,896
	DR Horton Inc.	151,312	14,783
*	Dollar Tree Inc.	106,138	14,205
	Lennar Corp. Class A	122,589	12,878
	Best Buy Co. Inc.	114,140	12,197
	Tractor Supply Co.	52,238	11,771
*	Expedia Group Inc.	66,014	10,634
	VF Corp.	147,932	10,611
*	CarMax Inc.	74,488	10,521
	Pool Corp.	17,900	9,919
*	Carvana Co. Class A	35,365	9,917
	Yum China Holdings Inc.	191,623	9,600
*	Ulta Beauty Inc.	24,197	9,290
	Garmin Ltd.	69,352	9,261
*	Burlington Stores Inc.	30,151	8,838
	Domino's Pizza Inc.	16,700	8,753
*	Take-Two Interactive Software Inc.	52,644	8,733
*	Wayfair Inc. Class A	34,172	8,469
	Bath & Body Works Inc.	111,500	8,377
	ViacomCBS Inc. Class B	267,762	8,287
	Darden Restaurants Inc.	60,067	8,286
	Genuine Parts Co.	64,809	8,279
*	NVR Inc.	1,487	7,770
	LKQ Corp.	124,704	6,971
	Omnicom Group Inc.	97,533	6,565
	Advance Auto Parts Inc.	29,525	6,517
*	Live Nation Entertainment Inc.	60,589	6,462
	Whirlpool Corp.	27,818	6,057
	Vail Resorts Inc.	18,100	6,004
	Interpublic Group of Cos. Inc.	180,313	5,985
	PulteGroup Inc.	117,180	5,863
	Hasbro Inc.	58,000	5,621
	Fox Corp. Class A	150,714	5,382
*	Lyft Inc. Class A	130,041	5,281
*	Farfetch Ltd. Class A	141,400	4,866
	BorgWarner Inc. (XNYS)	110,283	4,773
	Lear Corp.	27,056	4,540
	Gentex Corp.	110,545	3,806
	Autoliv Inc.	39,445	3,802
*	Liberty Media Corp.- Liberty SiriusXM Class C	77,700	3,802
	Newell Brands Inc.	175,927	3,777
	Aramark	102,987	3,440
	Rollins Inc.	101,500	3,378
*	Discovery Inc. Class C	140,998	3,202
	Nielsen Holdings plc	160,859	3,082
*	Southwest Airlines Co.	67,372	2,991
*	Delta Air Lines Inc.	72,259	2,616
[1]	Sirius XM Holdings Inc.	420,900	2,568
	Fox Corp. Class B	65,772	2,210
*	Discovery Inc. Class A	79,766	1,856
*	Liberty Media Corp.- Liberty SiriusXM Class A	32,200	1,571

		Shares	Market Value ($000)
*	United Airlines Holdings Inc.	35,741	1,510
*	American Airlines Group Inc.	76,094	1,346
	Lennar Corp. Class B	8,300	712
			2,834,637
Consumer Staples (4.5%)
	Procter & Gamble Co.	1,113,574	161,001
	PepsiCo Inc.	631,765	100,943
	Coca-Cola Co.	1,776,064	93,155
	CVS Health Corp.	601,812	53,597
	Mondelez International Inc. Class A	639,109	37,669
	Colgate-Palmolive Co.	381,603	28,628
	Kimberly-Clark Corp.	154,332	20,111
	General Mills Inc.	280,199	17,308
	Sysco Corp.	222,360	15,574
	McKesson Corp.	71,076	15,406
	Corteva Inc.	337,230	15,175
	Walgreens Boots Alliance Inc.	329,538	14,763
	Kroger Co.	343,237	14,255
*	Monster Beverage Corp.	170,041	14,246
	Hershey Co.	66,892	11,873
	Keurig Dr Pepper Inc.	318,736	10,834
	Kraft Heinz Co.	317,459	10,670
	Tyson Foods Inc. Class A	130,567	10,310
	Church & Dwight Co. Inc.	111,616	9,976
	McCormick & Co. Inc.	113,728	9,760
	Clorox Co.	55,786	9,085
	AmerisourceBergen Corp. Class A	67,448	7,807
	Kellogg Co.	114,775	7,022
	Conagra Brands Inc.	215,055	6,570
	J M Smucker Co.	48,384	6,119
	Bunge Ltd.	62,499	5,411
	Hormel Foods Corp.	128,990	5,340
	Campbell Soup Co.	87,608	3,533
	Lamb Weston Holdings Inc.	65,418	3,396
			719,537
Energy (0.2%)
*	Enphase Energy Inc.	60,337	15,084
*	Plug Power Inc.	233,282	9,297
*	SolarEdge Technologies Inc.	23,600	7,735
			32,116
Financials (9.9%)
	JPMorgan Chase & Co.	1,358,024	215,695
	Bank of America Corp.	3,387,233	150,630
	BlackRock Inc.	65,370	59,134
	Citigroup Inc.	927,600	59,088
	Morgan Stanley	622,657	59,040
	Goldman Sachs Group Inc.	150,886	57,486
	Charles Schwab Corp.	688,038	53,247
	S&P Global Inc.	110,177	50,211
	PNC Financial Services Group Inc.	194,146	38,247
	Marsh & McLennan Cos. Inc.	231,997	38,052
	Truist Financial Corp.	613,090	36,362
	CME Group Inc.	164,141	36,196
	Chubb Ltd.	200,019	35,897
	US Bancorp	612,927	33,919
	Intercontinental Exchange Inc.	254,904	33,321
	Aon plc Class A (XNYS)	102,474	30,309

		Shares	Market Value ($000)
	Moody's Corp.	74,117	28,953
	Progressive Corp.	266,449	24,764
	MSCI Inc. Class A	36,629	23,056
	American International Group Inc.	393,113	20,678
	T Rowe Price Group Inc.	102,722	20,539
	Bank of New York Mellon Corp.	360,475	19,750
	MetLife Inc.	332,826	19,524
	KKR & Co. Inc.	254,534	18,950
	Prudential Financial Inc.	176,473	18,046
*	SVB Financial Group	25,765	17,838
	First Republic Bank	81,240	17,033
	Travelers Cos. Inc.	114,508	16,827
	Aflac Inc.	302,856	16,397
	Arthur J Gallagher & Co.	94,124	15,333
	Ameriprise Financial Inc.	51,704	14,974
	State Street Corp.	167,035	14,861
	Allstate Corp.	135,222	14,701
	Discover Financial Services	135,959	14,663
	Fifth Third Bancorp	313,971	13,234
	Willis Towers Watson plc	58,563	13,226
	Northern Trust Corp.	94,034	10,880
	Nasdaq Inc.	53,356	10,844
	Hartford Financial Services Group Inc.	159,324	10,531
	Regions Financial Corp.	438,983	9,987
	Huntington Bancshares Inc.	672,037	9,973
	KeyCorp	436,673	9,799
	Citizens Financial Group Inc.	194,509	9,195
	Broadridge Financial Solutions Inc.	52,832	8,906
	M&T Bank Corp.	59,139	8,670
	Principal Financial Group Inc.	121,772	8,351
	Raymond James Financial Inc.	84,199	8,276
	FactSet Research Systems Inc.	17,172	8,046
	Cincinnati Financial Corp.	67,851	7,728
	Ally Financial Inc.	164,213	7,526
*	Markel Corp.	6,216	7,427
*	Arch Capital Group Ltd.	174,247	7,036
	Brown & Brown Inc.	107,000	6,892
	Cboe Global Markets Inc.	49,200	6,344
	Fidelity National Financial Inc.	124,313	6,080
	MarketAxess Holdings Inc.	16,979	5,988
	Lincoln National Corp.	85,910	5,698
	Equitable Holdings Inc.	167,621	5,273
	Annaly Capital Management Inc.	641,733	5,198
	Comerica Inc.	61,404	5,068
	W R Berkley Corp.	63,865	4,895
	Everest Re Group Ltd.	18,001	4,615
	Zions Bancorp NA	72,746	4,589
	Franklin Resources Inc.	130,724	4,236
	Assurant Inc.	26,262	3,995
*	Alleghany Corp.	6,168	3,990
	Globe Life Inc.	45,608	3,947
	AGNC Investment Corp.	236,610	3,618
	Credicorp Ltd.	30,600	3,611
	Commerce Bancshares Inc.	48,377	3,377
	RenaissanceRe Holdings Ltd.	20,918	3,224
	Voya Financial Inc.	50,408	3,132
	SEI Investments Co.	50,751	3,026
	Santander Consumer USA Holdings Inc.	28,098	1,173

		Shares	Market Value ($000)
	CNA Financial Corp.	14,500	604
			1,591,929
Health Care (12.9%)
	UnitedHealth Group Inc.	430,266	191,133
	Pfizer Inc.	2,553,923	137,222
	Thermo Fisher Scientific Inc.	179,685	113,710
	Abbott Laboratories	794,668	99,945
	Eli Lilly & Co.	387,770	96,183
	Danaher Corp.	290,001	93,276
	AbbVie Inc.	808,139	93,162
	Merck & Co. Inc.	1,158,903	86,813
	Medtronic plc	614,626	65,581
	Bristol-Myers Squibb Co.	1,022,187	54,820
*	Moderna Inc.	154,989	54,623
*	Intuitive Surgical Inc.	162,212	52,612
	Amgen Inc.	259,865	51,682
	Zoetis Inc.	217,227	48,233
	Anthem Inc.	112,009	45,501
	Gilead Sciences Inc.	575,160	39,646
	Stryker Corp.	159,752	37,802
	Becton Dickinson and Co.	130,280	30,895
*	Edwards Lifesciences Corp.	283,076	30,377
	Cigna Corp.	152,422	29,250
*	Regeneron Pharmaceuticals Inc.	45,914	29,226
	HCA Healthcare Inc.	115,490	26,053
	Humana Inc.	59,180	24,838
*	DexCom Inc.	43,965	24,734
*	Boston Scientific Corp.	648,326	24,682
*	Illumina Inc.	66,663	24,354
*	IDEXX Laboratories Inc.	38,570	23,453
*	IQVIA Holdings Inc.	86,998	22,544
*	Vertex Pharmaceuticals Inc.	118,437	22,141
*	Align Technology Inc.	35,920	21,966
	Agilent Technologies Inc.	139,114	20,992
*	Centene Corp.	264,799	18,909
*	Veeva Systems Inc. Class A	62,800	17,746
	Baxter International Inc.	230,380	17,179
	ResMed Inc.	65,682	16,739
*	Biogen Inc.	67,736	15,968
	West Pharmaceutical Services Inc.	33,400	14,785
*	Laboratory Corp. of America Holdings	44,322	12,646
	Zimmer Biomet Holdings Inc.	95,016	11,364
*	Avantor Inc.	264,324	10,436
*	Horizon Therapeutics plc	99,396	10,313
*	Alnylam Pharmaceuticals Inc.	54,105	9,945
*	Seagen Inc.	60,837	9,734
	Cerner Corp.	135,634	9,555
*	Catalent Inc.	73,600	9,469
	PerkinElmer Inc.	51,537	9,388
*	Insulet Corp.	29,965	8,643
*	Hologic Inc.	114,733	8,574
	STERIS plc	38,931	8,508
	Bio-Techne Corp.	17,800	8,402
*	Charles River Laboratories International Inc.	22,900	8,378
	Quest Diagnostics Inc.	55,828	8,301
	Cooper Cos. Inc.	22,019	8,290
*	BioMarin Pharmaceutical Inc.	83,814	7,232
*	Bio-Rad Laboratories Inc. Class A	9,586	7,220

		Shares	Market Value ($000)
*	Teladoc Health Inc.	68,837	6,970
	Viatris Inc.	551,613	6,790
*	Exact Sciences Corp.	77,624	6,627
	Teleflex Inc.	21,600	6,424
*	ABIOMED Inc.	20,052	6,312
*	Masimo Corp.	22,658	6,302
	Cardinal Health Inc.	133,213	6,158
*	Elanco Animal Health Inc. (XNYS)	201,737	5,798
*	Incyte Corp.	84,256	5,706
	DENTSPLY SIRONA Inc.	100,899	4,918
*	Henry Schein Inc.	64,936	4,614
*	Novocure Ltd.	47,058	4,407
	Universal Health Services Inc. Class B	34,207	4,061
	Organon & Co.	115,224	3,368
*	Jazz Pharmaceuticals plc	26,954	3,231
*	DaVita Inc.	30,947	2,925
			2,069,784
Industrials (9.8%)
	Visa Inc. Class A	774,436	150,062
	Mastercard Inc. Class A	400,379	126,087
	Accenture plc Class A	290,849	103,949
*	PayPal Holdings Inc.	537,687	99,413
	Union Pacific Corp.	298,261	70,282
	United Parcel Service Inc. Class B	331,060	65,672
	Caterpillar Inc.	250,606	48,455
	Automatic Data Processing Inc.	194,751	44,966
	American Express Co.	295,135	44,949
	Deere & Co.	129,049	44,592
*	Square Inc. Class A	181,275	37,765
	Sherwin-Williams Co.	111,372	36,891
	CSX Corp.	1,037,289	35,952
	Illinois Tool Works Inc.	143,709	33,362
	Fidelity National Information Services Inc.	283,706	29,647
	Capital One Financial Corp.	202,750	28,492
*	Fiserv Inc.	273,298	26,379
	FedEx Corp.	112,438	25,902
	Johnson Controls International plc	326,514	24,410
	IHS Markit Ltd.	170,629	21,810
	Trane Technologies plc	108,860	20,319
	Rockwell Automation Inc.	53,268	17,909
	DuPont de Nemours Inc.	239,584	17,720
	Paychex Inc.	146,710	17,488
	Cintas Corp.	39,972	16,876
	Old Dominion Freight Line Inc.	46,633	16,563
*	Keysight Technologies Inc.	85,076	16,546
	Verisk Analytics Inc. Class A	72,305	16,259
	Global Payments Inc.	134,134	15,967
*	Mettler-Toledo International Inc.	10,473	15,858
	Equifax Inc.	55,200	15,381
*	Zebra Technologies Corp. Class A	24,279	14,295
	PACCAR Inc.	156,075	13,020
	Stanley Black & Decker Inc.	73,949	12,923
	Kansas City Southern	41,551	12,085
*	Generac Holdings Inc.	28,100	11,837
	Synchrony Financial	261,253	11,702
	Vulcan Materials Co.	60,406	11,576
	Martin Marietta Materials Inc.	28,390	11,456
	Ingersoll Rand Inc.	186,406	10,875

		Shares	Market Value ($000)
	Dover Corp.	65,707	10,766
	WW Grainger Inc.	21,126	10,170
	Xylem Inc.	82,353	9,974
*	Trimble Inc.	115,150	9,888
	TransUnion	87,800	9,763
	Expeditors International of Washington Inc.	76,576	9,313
*	Waters Corp.	28,009	9,189
	IDEX Corp.	34,500	7,748
*	FleetCor Technologies Inc.	37,251	7,716
	Masco Corp.	113,220	7,461
	Westinghouse Air Brake Technologies Corp.	83,301	7,395
	JB Hunt Transport Services Inc.	38,351	7,331
	Fortune Brands Home & Security Inc.	63,334	6,367
	CH Robinson Worldwide Inc.	60,197	5,724
	Packaging Corp. of America	43,320	5,657
	Robert Half International Inc.	50,607	5,626
	Westrock Co.	121,100	5,255
	Jack Henry & Associates Inc.	33,644	5,101
	Allegion plc	41,190	5,093
	Snap-on Inc.	24,619	5,069
*	Fair Isaac Corp.	12,679	4,477
*	Mohawk Industries Inc.	25,894	4,347
*	GXO Logistics Inc.	43,737	4,201
*	XPO Logistics Inc.	43,737	3,168
	Western Union Co.	191,327	3,027
*	StoneCo. Ltd. Class A	98,455	1,536
			1,567,054
Real Estate (3.0%)
	American Tower Corp.	206,567	54,220
	Prologis Inc.	337,503	50,879
	Crown Castle International Corp.	196,656	35,723
	Equinix Inc.	40,775	33,117
	Public Storage	68,874	22,548
	Digital Realty Trust Inc.	128,614	21,574
	Realty Income Corp.	253,306	17,204
	SBA Communications Corp. Class A	49,465	17,006
	Welltower Inc.	193,830	15,433
	AvalonBay Communities Inc.	63,965	15,279
*	CBRE Group Inc. Class A	153,201	14,641
	Equity Residential	169,214	14,436
	Alexandria Real Estate Equities Inc.	70,931	14,191
*	CoStar Group Inc.	178,920	13,913
	Extra Space Storage Inc.	60,200	12,040
	Mid-America Apartment Communities Inc.	52,426	10,813
	Invitation Homes Inc.	264,958	10,715
	Essex Property Trust Inc.	29,572	10,038
	Duke Realty Corp.	169,315	9,876
	Sun Communities Inc.	52,244	9,852
	Ventas Inc.	180,239	8,457
	Healthpeak Properties Inc.	243,750	8,010
	UDR Inc.	135,946	7,712
	Boston Properties Inc.	70,467	7,599
	WP Carey Inc.	84,282	6,435
	Equity LifeStyle Properties Inc.	78,600	6,390
	Iron Mountain Inc.	131,124	5,958
	Kimco Realty Corp.	265,444	5,951
	Regency Centers Corp.	76,102	5,277
*	Host Hotels & Resorts Inc.	319,800	5,021

		Shares	Market Value ($000)
	Federal Realty Investment Trust	35,324	4,333
*	Zillow Group Inc. Class C	77,317	4,196
	Vornado Realty Trust	80,358	3,226
*	Zillow Group Inc. Class A	25,750	1,393
*	Orion Office REIT Inc.	25,030	445
			483,901
Technology (35.9%)
	Apple Inc.	7,181,858	1,187,161
	Microsoft Corp.	3,447,407	1,139,678
*	Alphabet Inc. Class A	137,487	390,181
*	Alphabet Inc. Class C	128,446	365,948
	NVIDIA Corp.	1,094,380	357,600
*	Meta Platforms Inc. Class A	1,094,897	355,250
*	Adobe Inc.	218,394	146,291
*	salesforce.com Inc.	422,760	120,470
	Broadcom Inc.	182,472	101,031
	QUALCOMM Inc.	516,013	93,171
	Intel Corp.	1,848,676	90,955
*	Advanced Micro Devices Inc.	553,670	87,685
	Texas Instruments Inc.	422,184	81,216
	Intuit Inc.	116,675	76,107
	Oracle Corp.	770,764	69,939
	Applied Materials Inc.	418,695	61,628
*	ServiceNow Inc.	90,184	58,412
	Lam Research Corp.	65,229	44,346
	Analog Devices Inc.	245,602	44,270
	Micron Technology Inc.	513,107	43,101
*	Snowflake Inc. Class A	89,500	30,443
	KLA Corp.	70,201	28,651
	NXP Semiconductors NV	121,358	27,107
	Marvell Technology Inc.	373,644	26,592
	Xilinx Inc.	112,499	25,700
*	Autodesk Inc.	100,462	25,536
*	Palo Alto Networks Inc.	43,490	23,786
*	Synopsys Inc.	69,180	23,590
*	Workday Inc. Class A	85,987	23,580
*	Atlassian Corp. plc Class A	62,200	23,407
*	Cloudflare Inc. Class A	118,103	22,232
*	Cadence Design Systems Inc.	125,275	22,231
*	Twilio Inc. Class A	75,920	21,725
*	DocuSign Inc. Class A	87,331	21,515
*	Zoom Video Communications Inc. Class A	97,831	20,682
	Microchip Technology Inc.	246,064	20,529
*	Fortinet Inc.	61,400	20,392
*	Crowdstrike Holdings Inc. Class A	90,044	19,552
	HP Inc.	549,966	19,403
*	Datadog Inc. Class A	106,503	18,988
	Cognizant Technology Solutions Corp. Class A	241,257	18,813
*	HubSpot Inc.	20,279	16,363
*	Twitter Inc.	356,729	15,675
*	EPAM Systems Inc.	24,479	14,897
*	MongoDB Inc. Class A	28,300	14,096
*	Zscaler Inc.	35,358	12,268
*	Okta Inc.	56,958	12,259
	CDW Corp.	62,845	11,900
*	Unity Software Inc.	68,000	11,723
*	Gartner Inc.	37,358	11,665
	Teradyne Inc.	75,700	11,572

		Shares	Market Value ($000)
	Monolithic Power Systems Inc.	20,572	11,386
	Skyworks Solutions Inc.	74,857	11,353
*	VeriSign Inc.	44,807	10,750
	VMware Inc. Class A	91,349	10,664
*	Yandex NV Class A	147,082	10,581
*	Paycom Software Inc.	23,200	10,150
*	Pinterest Inc. Class A	252,913	10,132
*	Tyler Technologies Inc.	18,479	9,590
	Seagate Technology Holdings plc	88,874	9,125
	NetApp Inc.	101,965	9,063
*	Splunk Inc.	74,782	9,049
	Hewlett Packard Enterprise Co.	589,467	8,459
*	Akamai Technologies Inc.	73,027	8,230
*	Western Digital Corp.	140,998	8,155
*	RingCentral Inc. Class A	36,758	7,939
*	Qorvo Inc.	50,200	7,341
*	Dell Technologies Inc. Class C	124,363	7,023
*	Coupa Software Inc.	33,658	6,619
*	Ceridian HCM Holding Inc.	59,089	6,464
*	F5 Inc.	27,495	6,257
	NortonLifeLock Inc.	247,769	6,157
*	Zendesk Inc.	54,900	5,606
*	GoDaddy Inc. Class A	77,100	5,410
*	PTC Inc.	48,700	5,337
*	Check Point Software Technologies Ltd.	47,458	5,283
*	Clarivate plc	195,146	4,555
	Citrix Systems Inc.	56,562	4,549
	Amdocs Ltd.	58,425	4,079
*	Arrow Electronics Inc.	31,988	3,891
*	Flex Ltd.	225,000	3,848
*	Wix.com Ltd.	23,900	3,652
			5,762,009
Telecommunications (3.1%)
	Cisco Systems Inc.	1,931,698	105,934
	Comcast Corp. Class A	2,086,506	104,284
	Verizon Communications Inc.	1,895,213	95,272
	AT&T Inc.	3,267,158	74,589
*	Charter Communications Inc. Class A	58,591	37,866
*	T-Mobile US Inc.	268,836	29,252
	Motorola Solutions Inc.	75,930	19,224
*	Arista Networks Inc.	110,428	13,700
	Lumen Technologies Inc.	508,300	6,272
	Juniper Networks Inc.	148,125	4,611
*	Liberty Global plc Class C	162,900	4,340
*	DISH Network Corp. Class A	112,272	3,509
*	Liberty Global plc Class A	72,200	1,906
*	Altice USA Inc. Class A	94,330	1,494
	Ubiquiti Inc.	3,200	958
			503,211
Utilities (0.9%)
	Waste Management Inc.	193,162	31,035
	Sempra Energy (XNYS)	145,910	17,490
	American Water Works Co. Inc.	82,741	13,948
	Republic Services Inc. Class A	96,149	12,717
	Consolidated Edison Inc.	161,525	12,541
	Edison International	169,941	11,094
	PPL Corp.	350,537	9,755

		Shares	Market Value ($000)
	CMS Energy Corp.	132,605	7,804
	AES Corp.	301,134	7,040
	CenterPoint Energy Inc.	269,957	6,995
	Alliant Energy Corp.	114,700	6,284
	Atmos Energy Corp.	59,810	5,402
	NiSource Inc.	176,705	4,331
	Avangrid Inc.	27,239	1,379
			147,815
Total Common Stocks (Cost $8,905,018)			15,974,789
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund, 0.077% (Cost $51,018)	510,204	51,020
Total Investments (99.8%) (Cost $8,956,036)			16,025,809
Other Assets and Liabilities—Net (0.2%)			27,056
Net Assets (100%)			16,052,865
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,292,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $2,630,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2021	326	74,430	(1,442)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At November 30, 2021, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.